Significant Accounting Policies - Schedule of Intangible Asset (Parenthetical) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization expense next twelve months	$ 154,000		$ 215,000
Finite lived intangible assets amortization expense next two years	215,000		215,000
Finite lived intangible assets amortization expense next three years	$ 5,000		$ 5,000
Acquired Assembly Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful lives	5 years		5 years
Finite lived intangible assets amortization expense	$ 54,000	$ 54,000	$ 214,000	$ 215,000